Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities	Dec. 31, 2023 USD ($)
Financial liabilities
Total contractual obligations	$ 4,405,075
Imputed interests	83,594
Carrying amount	4,321,481
2024 [Member]
Financial liabilities
Total contractual obligations	3,833,504
2025 [Member]
Financial liabilities
Total contractual obligations	412,623
2026 [Member]
Financial liabilities
Total contractual obligations	120,973
2027 [Member]
Financial liabilities
Total contractual obligations	27,856
2028 [Member]
Financial liabilities
Total contractual obligations	10,119
Thereafter [Member]
Financial liabilities
Total contractual obligations
Guaranteed bank loans [Member]
Financial liabilities
Total contractual obligations	1,318,345
Imputed interests	77,822
Carrying amount	1,240,523
Guaranteed bank loans [Member] | 2024 [Member]
Financial liabilities
Total contractual obligations	762,332
Guaranteed bank loans [Member] | 2025 [Member]
Financial liabilities
Total contractual obligations	398,609
Guaranteed bank loans [Member] | 2026 [Member]
Financial liabilities
Total contractual obligations	119,429
Guaranteed bank loans [Member] | 2027 [Member]
Financial liabilities
Total contractual obligations	27,856
Guaranteed bank loans [Member] | 2028 [Member]
Financial liabilities
Total contractual obligations	10,119
Guaranteed bank loans [Member] | Thereafter [Member]
Financial liabilities
Total contractual obligations
Trade and other payables [Member]
Financial liabilities
Total contractual obligations	2,996,636
Imputed interests
Carrying amount	2,996,636
Trade and other payables [Member] | 2024 [Member]
Financial liabilities
Total contractual obligations	2,996,636
Trade and other payables [Member] | 2025 [Member]
Financial liabilities
Total contractual obligations
Trade and other payables [Member] | 2026 [Member]
Financial liabilities
Total contractual obligations
Trade and other payables [Member] | 2027 [Member]
Financial liabilities
Total contractual obligations
Trade and other payables [Member] | 2028 [Member]
Financial liabilities
Total contractual obligations
Trade and other payables [Member] | Thereafter [Member]
Financial liabilities
Total contractual obligations
Lease obligation [Member]
Financial liabilities
Total contractual obligations	90,094
Imputed interests	5,772
Carrying amount	84,322
Lease obligation [Member] | 2024 [Member]
Financial liabilities
Total contractual obligations	74,536
Lease obligation [Member] | 2025 [Member]
Financial liabilities
Total contractual obligations	14,014
Lease obligation [Member] | 2026 [Member]
Financial liabilities
Total contractual obligations	1,544
Lease obligation [Member] | 2027 [Member]
Financial liabilities
Total contractual obligations
Lease obligation [Member] | 2028 [Member]
Financial liabilities
Total contractual obligations
Lease obligation [Member] | Thereafter [Member]
Financial liabilities
Total contractual obligations